Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Export Duty Deposits Receivable [Roll Forward]
Beginning of period	$ 242	$ 178
Export duties recognized as duty deposits receivable	97	55
Interest recognized on duty deposits receivable	15	9
End of period	354	242
Export Duties Payable [Roll Forward]
Beginning of period	69	0
Export duties payable related to AR4	(2)	69
Interest Income On Duty Deposits Payable	(6)	0
End of period	$ 73	$ 69